NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
3,223,075 shares (cost $30,999,045)	$26,763,767
Variable Insurance Portfolios - Balanced (WRBP)
1,182,532 shares (cost $10,755,249)	10,358,391
Variable Insurance Portfolios - Bond (WRBDP)
1,994,561 shares (cost $11,021,378)	10,369,725
Variable Insurance Portfolios - Core Equity (WRCEP)
2,211,127 shares (cost $26,338,748)	25,983,175
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
659,442 shares (cost $4,538,089)	5,154,462
Variable Insurance Portfolios - Energy (WRENG)
286,894 shares (cost $1,841,554)	1,446,030
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
904,246 shares (cost $4,540,190)	3,312,614
Variable Insurance Portfolios - Growth (WRGP)
2,647,523 shares (cost $26,795,156)	30,228,626
Variable Insurance Portfolios - High Income (WRHIP)
3,190,294 shares (cost $11,288,445)	10,691,632
Variable Insurance Portfolios - International Growth (WRIP)
900,564 shares (cost $7,435,507)	7,815,007
Variable Insurance Portfolios - International Core Equity (WRI2P)
358,381 shares (cost $5,728,307)	5,564,544
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
82,789 shares (cost $1,737,655)	1,707,039
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
584,689 shares (cost $4,764,604)	5,508,881
Variable Insurance Portfolios - Money Market (WRMMP)
1,942,416 shares (cost $1,942,416)	1,942,416
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
122,545 shares (cost $637,044)	618,715
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
81,970 shares (cost $423,814)	422,492
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
629,730 shares (cost $3,384,053)	3,360,363
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
537,748 shares (cost $3,006,944)	2,958,745
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
56,439 shares (cost $312,592)	299,213
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
420,164 shares (cost $2,899,701)	3,772,572
Variable Insurance Portfolios - Science and Technology (WRSTP)
983,255 shares (cost $17,568,081)	22,571,212
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,323,219 shares (cost $13,437,220)	14,032,473
Variable Insurance Portfolios - Small Cap Value (WRSCV)
181,390 shares (cost $2,837,917)	2,839,716
Variable Insurance Portfolios - Value (WRVP)
1,673,917 shares (cost $10,150,368)	10,298,270

Total Investments	$208,020,080
Accounts Payable	(2,778)

$208,017,302

Contract Owners’ Equity:
Accumulation units	208,017,302

Total Contract Owners’ Equity (note 8)	$208,017,302

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,790,513	108,952	92,836	311,669	96,157	74,618	1,036	4,045

Net investment income (loss)	1,790,513	108,952	92,836	311,669	96,157	74,618	1,036	4,045

Realized gain (loss) on investments	2,541,272	(859,647)	97,504	(2,539)	485,434	100,984	75,824	139,180
Change in unrealized gain (loss) on investments	(31,848,260)	(6,975,689)	(1,586,489)	(287,173)	(5,257,278)	(922,786)	(503,832)	(1,104,916)

Net gain (loss) on investments	(29,306,988)	(7,835,336)	(1,488,985)	(289,712)	(4,771,844)	(821,802)	(428,008)	(965,736)

Reinvested capital gains	23,629,282	5,231,660	1,365,054	-	4,499,613	638,686	9,386	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,887,193)	(2,494,724)	(31,095)	21,957	(176,074)	(108,498)	(417,586)	(961,691)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$32,796	716,060	33,842	73,790	-	-	471	14,009

Net investment income (loss)	32,796	716,060	33,842	73,790	-	-	471	14,009

Realized gain (loss) on investments	646,066	380,323	(37,509)	102,820	107,233	153,377	-	11,949
Change in unrealized gain (loss) on investments	(2,218,402)	(1,949,382)	(125,990)	(965,172)	(582,102)	(963,670)	-	(76,765)

Net gain (loss) on investments	(1,572,336)	(1,569,059)	(163,499)	(862,352)	(474,869)	(810,293)	-	(64,816)

Reinvested capital gains	3,626,394	121,578	392,241	728,972	300,282	474,921	-	51,522

Net increase (decrease) in contract owners’ equity resulting from operations	$2,086,854	(731,421)	262,584	(59,590)	(174,587)	(335,372)	471	715

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$3,883	34,877	63,279	4,627	36,998	-	-	2,767

Net investment income (loss)	3,883	34,877	63,279	4,627	36,998	-	-	2,767

Realized gain (loss) on investments	524	16,693	28,359	3,824	153,988	500,039	216,639	187,666
Change in unrealized gain (loss) on investments	(23,504)	(253,307)	(322,673)	(31,727)	(379,993)	(2,564,949)	(2,196,672)	(612,472)

Net gain (loss) on investments	(22,980)	(236,614)	(294,314)	(27,903)	(226,005)	(2,064,910)	(1,980,033)	(424,806)

Reinvested capital gains	21,659	165,936	233,234	24,206	353,275	1,437,464	2,301,900	252,937

Net increase (decrease) in contract owners’ equity resulting from operations	$2,562	(35,801)	2,199	930	164,268	(627,446)	321,867	(169,102)

Investment Activity:	WRVP
Reinvested dividends	$83,801

Net investment income (loss)	83,801

Realized gain (loss) on investments	32,541
Change in unrealized gain (loss) on investments	(1,943,317)

Net gain (loss) on investments	(1,910,776)

Reinvested capital gains	1,398,362

Net increase (decrease) in contract owners’ equity resulting from operations	$(428,613)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		WRASP		WRBP		WRBDP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,790,513	2,166,064	108,952	164,627	92,836	92,564	311,669	430,241
Realized gain (loss) on investments	2,541,272	4,940,171	(859,647)	652,816	97,504	179,199	(2,539)	5,016
Change in unrealized gain (loss) on investments	(31,848,260)	(21,221,102)	(6,975,689)	(6,990,806)	(1,586,489)	(376,910)	(287,173)	(300,265)
Reinvested capital gains	23,629,282	23,032,971	5,231,660	4,363,673	1,365,054	832,054	-	340,228

Net increase (decrease) in contract owners’ equity resulting from operations	(3,887,193)	8,918,104	(2,494,724)	(1,809,690)	(31,095)	726,907	21,957	475,220

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,972,965	12,747,031	1,756,791	2,139,757	574,619	539,083	610,176	693,663
Transfers between funds	-	-	(1,720,188)	(377,839)	475,389	272,010	(17,949)	(12,157)
Surrenders (note 6)	(9,232,917)	(10,179,383)	(1,136,711)	(1,523,605)	(339,793)	(580,881)	(435,093)	(574,754)
Death Benefits (note 4)	(1,493,453)	(4,064,245)	(154,969)	(645,016)	(60,147)	(23,707)	(83,547)	(538,098)
Net policy repayments (loans) (note 5)	(933,306)	(1,396,543)	(22,872)	(336,996)	(23,699)	14,916	16,413	15,532
Deductions for surrender charges (note 2d)	(188,312)	(263,810)	(40,890)	(56,529)	(2,770)	(6,251)	(5,396)	(11,230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,502,931)	(7,707,480)	(1,105,067)	(1,234,269)	(378,477)	(358,591)	(423,765)	(427,119)
Asset charges (note 3)	(934,965)	(949,684)	(129,409)	(145,157)	(44,144)	(42,312)	(44,350)	(45,085)
Adjustments to maintain reserves	34	(59)	17	17	1	(16)	5	(6)

Net equity transactions	(8,312,885)	(11,814,173)	(2,553,298)	(2,179,637)	200,979	(185,749)	(383,506)	(899,254)

Net change in contract owners’ equity	(12,200,078)	(2,896,069)	(5,048,022)	(3,989,327)	169,884	541,158	(361,549)	(424,034)
Contract owners’ equity beginning of period	220,217,380	223,113,449	31,811,405	35,800,732	10,188,499	9,647,341	10,731,275	11,155,309

Contract owners’ equity end of period	$208,017,302	220,217,380	26,763,383	31,811,405	10,358,383	10,188,499	10,369,726	10,731,275

CHANGES IN UNITS:
Beginning units	9,303,596	9,788,446	916,427	977,058	416,432	424,182	559,040	606,332
Units purchased	832,078	721,154	61,955	67,862	44,782	38,007	43,407	42,095
Units redeemed	(1,089,191)	(1,206,004)	(137,173)	(128,493)	(36,458)	(45,757)	(63,324)	(89,387)

Ending units	9,046,483	9,303,596	841,209	916,427	424,756	416,432	539,123	559,040

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRCEP		WRDIV		WRENG		WRGNR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$96,157	129,833	74,618	67,104	1,036	-	4,045	-
Realized gain (loss) on investments	485,434	581,932	100,984	69,176	75,824	194,516	139,180	163,637
Change in unrealized gain (loss) on investments	(5,257,278)	(1,905,302)	(922,786)	(30,311)	(503,832)	(499,563)	(1,104,916)	(816,854)
Reinvested capital gains	4,499,613	3,657,846	638,686	450,174	9,386	70,077	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(176,074)	2,464,309	(108,498)	556,143	(417,586)	(234,970)	(961,691)	(653,217)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,189,536	1,217,483	370,334	430,762	230,312	191,735	447,711	537,236
Transfers between funds	(194,351)	14,612	(549,021)	(100,492)	(46,836)	132,515	(212,170)	(20,174)
Surrenders (note 6)	(888,027)	(776,326)	(314,359)	(353,518)	(105,347)	(174,851)	(199,583)	(222,989)
Death Benefits (note 4)	(273,033)	(373,249)	(25,412)	(8,862)	(278)	-	(2,601)	(10,540)
Net policy repayments (loans) (note 5)	(174,288)	(123,207)	(52,895)	10,156	8,623	(21,520)	12,097	(59,196)
Deductions for surrender charges (note 2d)	(10,806)	(16,182)	(13,448)	(14,564)	(5,238)	(6,954)	(11,284)	(12,389)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(812,600)	(817,019)	(218,828)	(224,651)	(82,375)	(101,768)	(188,757)	(231,102)
Asset charges (note 3)	(109,679)	(108,715)	(24,732)	(25,376)	(8,005)	(9,890)	(18,588)	(23,563)
Adjustments to maintain reserves	-	(54)	(9)	13	(1)	8	6	(10)

Net equity transactions	(1,273,248)	(982,657)	(828,370)	(286,532)	(9,145)	9,275	(173,169)	(42,727)

Net change in contract owners’ equity	(1,449,322)	1,481,652	(936,868)	269,611	(426,731)	(225,695)	(1,134,860)	(695,944)
Contract owners’ equity beginning of period	27,431,946	25,950,294	6,091,329	5,821,718	1,872,759	2,098,454	4,447,473	5,143,417

Contract owners’ equity end of period	$25,982,624	27,431,946	5,154,461	6,091,329	1,446,028	1,872,759	3,312,613	4,447,473

CHANGES IN UNITS:
Beginning units	1,246,579	1,293,381	268,313	281,669	136,690	136,989	340,046	341,994
Units purchased	62,945	74,449	17,639	23,124	16,538	20,398	40,252	37,704
Units redeemed	(120,560)	(121,251)	(54,142)	(36,480)	(17,668)	(20,697)	(53,935)	(39,652)

Ending units	1,188,964	1,246,579	231,810	268,313	135,560	136,690	326,363	340,046

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGP		WRHIP		WRIP		WRI2P
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$32,796	114,729	716,060	637,682	33,842	170,233	73,790	142,578
Realized gain (loss) on investments	646,066	730,690	380,323	484,664	(37,509)	71,028	102,820	(33,615)
Change in unrealized gain (loss) on investments	(2,218,402)	(2,750,156)	(1,949,382)	(944,653)	(125,990)	(856,382)	(965,172)	(474,889)
Reinvested capital gains	3,626,394	5,099,075	121,578	96,205	392,241	694,181	728,972	442,883

Net increase (decrease) in contract owners’ equity resulting from operations	2,086,854	3,194,338	(731,421)	273,898	262,584	79,060	(59,590)	76,957

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,423,497	1,412,479	567,512	667,879	550,785	548,007	412,063	389,884
Transfers between funds	30,557	(286,381)	58,514	264,121	(57,281)	(128,499)	113,198	124,714
Surrenders (note 6)	(1,235,372)	(1,178,998)	(1,032,082)	(697,881)	(273,885)	(245,738)	(168,313)	(440,400)
Death Benefits (note 4)	(307,359)	(349,445)	(24,487)	(666,875)	(22,508)	(187,702)	(3,934)	(10,884)
Net policy repayments (loans) (note 5)	(116,477)	(153,858)	(59,553)	(83,803)	(30,883)	(42,163)	(47,590)	(18,736)
Deductions for surrender charges (note 2d)	(3,813)	(11,577)	(20,869)	(22,548)	(10,585)	(9,515)	(5,803)	(6,176)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(963,456)	(929,583)	(379,683)	(415,354)	(272,544)	(275,344)	(188,670)	(192,656)
Asset charges (note 3)	(133,301)	(125,690)	(48,799)	(52,944)	(34,170)	(34,417)	(23,260)	(23,146)
Adjustments to maintain reserves	9	(11)	(3)	5	1	(7)	3	3

Net equity transactions	(1,305,715)	(1,623,064)	(939,450)	(1,007,400)	(151,070)	(375,378)	87,694	(177,397)

Net change in contract owners’ equity	781,139	1,571,274	(1,670,871)	(733,502)	111,514	(296,318)	28,104	(100,440)
Contract owners’ equity beginning of period	29,447,478	27,876,204	12,362,207	13,095,709	7,703,250	7,999,568	5,536,440	5,636,880

Contract owners’ equity end of period	$30,228,617	29,447,478	10,691,336	12,362,207	7,814,764	7,703,250	5,564,544	5,536,440

CHANGES IN UNITS:
Beginning units	1,440,606	1,524,810	401,250	433,153	441,205	462,555	236,028	243,779
Units purchased	79,367	87,517	25,290	34,016	35,203	34,746	22,517	26,937
Units redeemed	(140,074)	(171,721)	(55,380)	(65,919)	(43,509)	(56,096)	(19,075)	(34,688)

Ending units	1,379,899	1,440,606	371,160	401,250	432,899	441,205	239,470	236,028

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMIC		WRMCG		WRMMP		WRPAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	471	341	14,009	4,744
Realized gain (loss) on investments	107,233	60,526	153,377	193,215	-	-	11,949	18,052
Change in unrealized gain (loss) on investments	(582,102)	(381,403)	(963,670)	(113,211)	-	-	(76,765)	(37,823)
Reinvested capital gains	300,282	272,880	474,921	348,571	-	-	51,522	40,565

Net increase (decrease) in contract owners’ equity resulting from operations	(174,587)	(47,997)	(335,372)	428,575	471	341	715	25,538

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	107,202	126,737	362,168	343,940	151,130	151,791	53,986	57,913
Transfers between funds	(41,247)	12,650	54,520	(122,256)	1,039,038	124,332	100,597	3,598
Surrenders (note 6)	(89,352)	(82,528)	(194,537)	(281,858)	(667,868)	(234,918)	(29,374)	(32,284)
Death Benefits (note 4)	(1,756)	(29,797)	-	(4,935)	(114,090)	(179,254)	-	(17,898)
Net policy repayments (loans) (note 5)	(21,610)	(40,669)	(56,716)	(60,327)	47,640	27,305	5,746	(5,734)
Deductions for surrender charges (note 2d)	(2,451)	(4,812)	(6,939)	(13,478)	(1,189)	(2,996)	(5,078)	(17,312)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,961)	(76,994)	(179,626)	(178,263)	(119,550)	(112,919)	(26,271)	(29,908)
Asset charges (note 3)	(8,583)	(9,131)	(23,756)	(23,446)	(10,751)	(9,704)	(2,727)	(2,712)
Adjustments to maintain reserves	3	16	(7)	1	2	11	(8)	(2)

Net equity transactions	(127,755)	(104,528)	(44,893)	(340,622)	324,362	(236,352)	96,871	(44,339)

Net change in contract owners’ equity	(302,342)	(152,525)	(380,265)	87,953	324,833	(236,011)	97,586	(18,801)
Contract owners’ equity beginning of period	2,009,390	2,161,915	5,889,147	5,801,194	1,617,200	1,853,211	521,127	539,928

Contract owners’ equity end of period	$1,707,048	2,009,390	5,508,882	5,889,147	1,942,033	1,617,200	618,713	521,127

CHANGES IN UNITS:
Beginning units	71,330	75,409	216,520	230,071	131,230	150,412	34,762	37,766
Units purchased	4,843	5,484	17,307	13,929	97,426	24,553	10,545	4,317
Units redeemed	(9,465)	(9,563)	(18,864)	(27,480)	(71,099)	(43,735)	(4,175)	(7,321)

Ending units	66,708	71,330	214,963	216,520	157,557	131,230	41,132	34,762

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,883	3,700	34,877	20,281	63,279	27,090	4,627	3,330
Realized gain (loss) on investments	524	1,398	16,693	27,737	28,359	43,341	3,824	5,486
Change in unrealized gain (loss) on investments	(23,504)	(14,673)	(253,307)	(105,011)	(322,673)	(132,873)	(31,727)	(18,005)
Reinvested capital gains	21,659	20,977	165,936	138,860	233,234	182,290	24,206	21,574

Net increase (decrease) in contract owners’ equity resulting from operations	2,562	11,402	(35,801)	81,867	2,199	119,848	930	12,385

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,216	3,287	140,405	133,317	180,216	169,717	28,676	27,189
Transfers between funds	89,642	5,879	1,335,158	12,376	161,196	106,946	7,235	(22,811)
Surrenders (note 6)	-	(15,532)	(16,233)	(7,330)	(12,535)	(111,607)	(19,663)	(10,932)
Death Benefits (note 4)	-	-	-	-	-	-	(17,445)	-
Net policy repayments (loans) (note 5)	-	-	20,097	(11,450)	(1,228)	3,776	(14)	(18)
Deductions for surrender charges (note 2d)	-	-	-	(36)	-	(3,222)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,665)	(11,720)	(109,603)	(100,426)	(124,772)	(116,575)	(17,498)	(18,079)
Asset charges (note 3)	(1,257)	(1,199)	(9,653)	(8,023)	(11,912)	(11,394)	(1,399)	(1,493)
Adjustments to maintain reserves	(3)	(8)	1	-	12	(8)	(12)	9

Net equity transactions	79,933	(19,293)	1,360,172	18,428	190,977	37,633	(20,120)	(26,135)

Net change in contract owners’ equity	82,495	(7,891)	1,324,371	100,295	193,176	157,481	(19,190)	(13,750)
Contract owners’ equity beginning of period	339,990	347,881	2,035,987	1,935,692	2,765,577	2,608,096	318,398	332,148

Contract owners’ equity end of period	$422,485	339,990	3,360,358	2,035,987	2,958,753	2,765,577	299,208	318,398

CHANGES IN UNITS:
Beginning units	24,816	26,253	140,866	139,601	187,522	185,003	22,511	24,394
Units purchased	6,888	676	99,170	11,169	23,240	19,517	2,593	2,004
Units redeemed	(1,005)	(2,113)	(8,278)	(9,904)	(10,262)	(16,998)	(4,019)	(3,887)

Ending units	30,699	24,816	231,758	140,866	200,500	187,522	21,085	22,511

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRRESP		WRSTP		WRSCP		WRSCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$36,998	31,574	-	-	-	-	2,767	3,002
Realized gain (loss) on investments	153,988	54,843	500,039	718,520	216,639	307,636	187,666	166,292
Change in unrealized gain (loss) on investments	(379,993)	557,798	(2,564,949)	(2,066,998)	(2,196,672)	(1,816,774)	(612,472)	(461,683)
Reinvested capital gains	353,275	180,612	1,437,464	2,027,427	2,301,900	1,719,315	252,937	515,975

Net increase (decrease) in contract owners’ equity resulting from operations	164,268	824,827	(627,446)	678,949	321,867	210,177	(169,102)	223,586

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	243,619	247,335	1,094,035	1,147,710	781,723	804,206	167,686	179,233
Transfers between funds	160,458	71,042	(49,879)	(314,869)	(152,509)	(9,992)	(176,334)	(31,921)
Surrenders (note 6)	(175,317)	(167,261)	(921,803)	(950,534)	(539,753)	(462,011)	(110,109)	(270,901)
Death Benefits (note 4)	(1,737)	(3,690)	(186,412)	(377,761)	(131,464)	(308,411)	(276)	(17,968)
Net policy repayments (loans) (note 5)	(15,215)	(25,191)	(177,457)	(293,381)	(97,864)	(90,011)	(65,452)	(30,615)
Deductions for surrender charges (note 2d)	(6,633)	(7,128)	(19,584)	(25,659)	(7,050)	(4,367)	(4,512)	(2,753)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138,637)	(128,272)	(765,883)	(803,624)	(489,252)	(467,869)	(104,021)	(112,647)
Asset charges (note 3)	(15,415)	(13,580)	(105,399)	(108,574)	(66,849)	(63,195)	(12,853)	(13,497)
Adjustments to maintain reserves	(20)	18	17	(17)	(12)	(5)	16	2

Net equity transactions	51,103	(26,727)	(1,132,365)	(1,726,709)	(703,030)	(601,655)	(305,855)	(301,067)

Net change in contract owners’ equity	215,371	798,100	(1,759,811)	(1,047,760)	(381,163)	(391,478)	(474,957)	(77,481)
Contract owners’ equity beginning of period	3,557,188	2,759,088	24,330,635	25,378,395	14,413,122	14,804,600	3,314,680	3,392,161

Contract owners’ equity end of period	$3,772,559	3,557,188	22,570,824	24,330,635	14,031,959	14,413,122	2,839,723	3,314,680

CHANGES IN UNITS:
Beginning units	134,008	135,296	754,706	810,120	616,712	643,565	127,249	139,400
Units purchased	15,008	14,657	38,133	44,224	35,208	43,143	7,181	10,163
Units redeemed	(13,382)	(15,945)	(71,965)	(99,638)	(62,612)	(69,996)	(18,966)	(22,314)

Ending units	135,634	134,008	720,874	754,706	589,308	616,712	115,464	127,249

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRVP
	2015	2014
Investment activity:
Net investment income (loss)	$83,801	122,411
Realized gain (loss) on investments	32,541	244,066
Change in unrealized gain (loss) on investments	(1,943,317)	(684,355)
Reinvested capital gains	1,398,362	1,517,529

Net increase (decrease) in contract owners’ equity resulting from operations	(428,613)	1,199,651

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	524,567	586,688
Transfers between funds	(407,737)	282,596
Surrenders (note 6)	(327,808)	(781,746)
Death Benefits (note 4)	(81,998)	(310,153)
Net policy repayments (loans) (note 5)	(80,109)	(71,353)
Deductions for surrender charges (note 2d)	(3,974)	(8,132)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(330,970)	(342,728)
Asset charges (note 3)	(45,974)	(47,441)
Adjustments to maintain reserves	16	(18)

Net equity transactions	(753,987)	(692,287)

Net change in contract owners’ equity	(1,182,600)	507,364
Contract owners’ equity beginning of period	11,480,878	10,973,514

Contract owners’ equity end of period	$10,298,278	11,480,878

CHANGES IN UNITS:
Beginning units	438,748	465,254
Units purchased	24,641	40,463
Units redeemed	(53,801)	(66,969)

Ending units	409,588	438,748

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life and Select Life II contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $489,165 and $536,411, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30% per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10% per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life and Select Life II contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $2,974,861 and $3,293,625, respectively, and total transfers from the Account to the fixed account were $3,909,169 and $4,697,807, respectively.

(7) Fair Value Measurements

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$208,020,080	$-	$-	$208,020,080

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$6,036,108	$3,248,812
Variable Insurance Portfolios - Balanced (WRBP)	2,161,460	502,592
Variable Insurance Portfolios - Bond (WRBDP)	927,542	999,384
Variable Insurance Portfolios - Core Equity (WRCEP)	5,152,918	1,830,396
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	927,647	1,042,705
Variable Insurance Portfolios - Energy (WRENG)	326,524	325,245
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	308,555	477,685
Variable Insurance Portfolios - Growth (WRGP)	4,445,516	2,092,049
Variable Insurance Portfolios - High Income (WRHIP)	1,319,771	1,421,580
Variable Insurance Portfolios - International Growth (WRIP)	793,417	518,405
Variable Insurance Portfolios - International Core Equity (WRI2P)	1,230,699	340,246
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	431,924	259,400
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	845,753	415,718
Variable Insurance Portfolios - Money Market (WRMMP)	1,436,452	1,111,621
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	212,630	50,222
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	117,772	12,294
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	1,648,482	87,499
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	634,136	146,657
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	73,158	64,434
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	786,722	345,326
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,958,476	1,653,393
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	2,650,342	1,051,460
Variable Insurance Portfolios - Small Cap Value (WRSCV)	391,418	441,586
Variable Insurance Portfolios - Value (WRVP)	1,849,310	1,121,151

Total	$36,666,732	$19,559,856

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	841,209	$31.815379	$26,763,383	0.37%	-8.35%
2014	0.00%	916,427	34.712427	31,811,405	0.49%	-5.26%
2013	0.00%	977,058	36.641358	35,800,732	1.29%	25.13%
2012	0.00%	1,041,873	29.282343	30,508,483	1.15%	19.18%
2011	0.00%	1,108,778	24.570739	27,243,495	1.04%	-7.21%
Variable Insurance Portfolios - Balanced (WRBP)
2015	0.00%	424,756	24.386667	10,358,383	0.90%	-0.32%
2014	0.00%	416,432	24.466178	10,188,499	0.94%	7.57%
2013	0.00%	424,182	22.743400	9,647,341	1.45%	23.70%
2012	0.00%	414,540	18.386328	7,621,868	1.46%	11.74%
2011	0.00%	413,056	16.453828	6,796,352	1.47%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2015	0.00%	539,123	19.234435	10,369,726	2.90%	0.20%
2014	0.00%	559,040	19.195899	10,731,275	3.86%	4.34%
2013	0.00%	606,332	18.398021	11,155,309	3.51%	-2.09%
2012	0.00%	682,645	18.790773	12,827,427	3.02%	5.78%
2011	0.00%	674,123	17.764013	11,975,130	2.58%	7.31%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	1,188,964	21.853163	25,982,624	0.36%	-0.69%
2014	0.00%	1,246,579	22.005782	27,431,946	0.49%	9.68%
2013	0.00%	1,293,381	20.063921	25,950,294	0.54%	33.51%
2012	0.00%	1,328,636	15.028096	19,966,869	0.58%	18.60%
2011	0.00%	1,373,269	12.671042	17,400,749	0.36%	1.66%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	0.00%	231,810	22.235713	5,154,461	1.32%	-2.06%
2014	0.00%	268,313	22.702325	6,091,329	1.14%	9.84%
2013	0.00%	281,669	20.668649	5,821,718	1.58%	29.61%
2012	0.00%	295,766	15.946468	4,716,423	1.07%	13.18%
2011	0.00%	307,059	14.089846	4,326,414	1.02%	-4.69%
Variable Insurance Portfolios - Energy (WRENG)
2015	0.00%	135,560	10.667069	1,446,028	0.06%	-22.14%
2014	0.00%	136,690	13.700773	1,872,759	0.00%	-10.56%
2013	0.00%	136,989	15.318415	2,098,454	0.00%	27.76%
2012	0.00%	133,793	11.990271	1,604,214	0.00%	1.38%
2011	0.00%	131,438	11.827520	1,554,586	0.00%	-9.08%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	0.00%	326,363	10.150088	3,312,613	0.10%	-22.39%
2014	0.00%	340,046	13.079032	4,447,473	0.00%	-13.04%
2013	0.00%	341,994	15.039494	5,143,417	0.00%	7.80%
2012	0.00%	385,418	13.951026	5,376,977	0.00%	1.88%
2011	0.00%	388,516	13.692916	5,319,917	0.00%	-21.45%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	1,379,899	21.906398	30,228,617	0.11%	7.17%
2014	0.00%	1,440,606	20.441035	29,447,478	0.40%	11.81%
2013	0.00%	1,524,810	18.281756	27,876,204	0.42%	36.46%
2012	0.00%	1,616,802	13.397329	21,660,828	0.06%	12.74%
2011	0.00%	1,671,029	11.882947	19,856,749	0.39%	2.12%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.00%	371,160	28.805194	10,691,336	6.04%	-6.50%
2014	0.00%	401,250	30.809238	12,362,207	4.83%	1.90%
2013	0.00%	433,153	30.233448	13,095,709	4.84%	10.50%
2012	0.00%	445,482	27.360866	12,188,773	6.31%	18.64%
2011	0.00%	458,577	23.061965	10,575,687	7.12%	5.26%

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Growth (WRIP)
2015	0.00%	432,899	$18.052164	$7,814,764	0.43%	3.39%
2014	0.00%	441,205	17.459571	7,703,250	2.12%	0.96%
2013	0.00%	462,555	17.294306	7,999,568	0.90%	19.23%
2012	0.00%	477,316	14.505545	6,923,729	1.93%	18.05%
2011	0.00%	496,123	12.287431	6,096,077	0.41%	-7.32%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	0.00%	239,470	23.236914	5,564,544	1.28%	-0.94%
2014	0.00%	236,028	23.456708	5,536,440	2.46%	1.44%
2013	0.00%	243,779	23.122909	5,636,880	1.63%	24.91%
2012	0.00%	243,610	18.511410	4,509,565	2.30%	13.33%
2011	0.00%	257,094	16.334495	4,199,501	1.52%	-13.88%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	0.00%	66,708	25.589855	1,707,048	0.00%	-9.16%
2014	0.00%	71,330	28.170334	2,009,390	0.00%	-1.74%
2013	0.00%	75,409	28.669192	2,161,915	0.00%	57.28%
2012	0.00%	77,205	18.227918	1,407,286	0.00%	11.84%
2011	0.00%	81,075	16.297887	1,321,351	0.00%	-7.01%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.00%	214,963	25.627119	5,508,882	0.00%	-5.78%
2014	0.00%	216,520	27.199092	5,889,147	0.00%	7.87%
2013	0.00%	230,071	25.214800	5,801,194	0.00%	29.94%
2012	0.00%	247,036	19.405403	4,793,833	0.00%	13.56%
2011	0.00%	242,733	17.088200	4,147,870	0.01%	-0.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	0.00%	157,557	12.325906	1,942,033	0.02%	0.02%
2014	0.00%	131,230	12.323403	1,617,200	0.02%	0.02%
2013	0.00%	150,412	12.320898	1,853,211	0.02%	0.02%
2012	0.00%	166,684	12.318397	2,053,280	0.02%	0.02%
2011	0.00%	190,859	12.315892	2,350,599	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.00%	41,132	15.042127	618,713	2.56%	0.34%
2014	0.00%	34,762	14.991272	521,127	0.87%	4.86%
2013	0.00%	37,766	14.296660	539,928	1.27%	27.13%
2012	0.00%	34,614	11.245800	389,262	0.95%	12.18%
2011	0.00%	38,490	10.024382	385,838	1.39%	-4.15%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.00%	30,699	13.762168	422,485	1.06%	0.45%
2014	0.00%	24,816	13.700435	339,990	1.06%	3.39%
2013	0.00%	26,253	13.251090	347,881	1.42%	14.75%
2012	0.00%	25,272	11.548256	291,848	0.92%	6.95%
2011	0.00%	25,505	10.797811	275,398	0.39%	0.75%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.00%	231,758	14.499424	3,360,358	1.30%	0.32%
2014	0.00%	140,866	14.453363	2,035,987	1.03%	4.24%
2013	0.00%	139,601	13.865887	1,935,692	1.12%	20.83%
2012	0.00%	131,347	11.475254	1,507,240	0.96%	9.53%
2011	0.00%	112,789	10.476716	1,181,658	1.07%	-1.46%

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.00%	200,500	14.756875	2,958,753	2.27%	0.06%
2014	0.00%	187,522	14.748015	2,765,577	1.01%	4.61%
2013	0.00%	185,003	14.097585	2,608,096	1.25%	23.81%
2012	0.00%	148,218	11.386092	1,687,624	0.75%	10.82%
2011	0.00%	121,702	10.274852	1,250,470	0.91%	-3.02%

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.00%	21,085	$14.190576	$299,208	1.49%	0.33%
2014	0.00%	22,511	14.144117	318,398	1.03%	3.88%
2013	0.00%	24,394	13.615989	332,148	1.24%	17.71%
2012	0.00%	21,947	11.567708	253,876	0.74%	8.41%
2011	0.00%	12,082	10.670240	128,918	1.17%	0.00%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.00%	135,634	27.814260	3,772,559	1.01%	4.78%
2014	0.00%	134,008	26.544595	3,557,188	0.99%	30.17%
2013	0.00%	135,296	20.392978	2,759,088	1.17%	1.13%
2012	0.00%	136,254	20.165019	2,747,564	0.71%	17.72%
2011	0.00%	136,188	17.130093	2,332,913	0.74%	5.01%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.00%	720,874	31.310360	22,570,824	0.00%	-2.88%
2014	0.00%	754,706	32.238560	24,330,635	0.00%	2.91%
2013	0.00%	810,120	31.326711	25,378,395	0.00%	56.38%
2012	0.00%	833,839	20.031810	16,703,304	0.00%	27.83%
2011	0.00%	879,640	15.670662	13,784,541	0.00%	-5.77%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	0.00%	589,308	23.810908	14,031,959	0.00%	1.88%
2014	0.00%	616,712	23.370913	14,413,122	0.00%	1.59%
2013	0.00%	643,565	23.004047	14,804,600	0.00%	43.36%
2012	0.00%	685,949	16.046430	11,007,033	0.00%	5.16%
2011	0.00%	708,755	15.258345	10,814,428	0.00%	-10.60%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	0.00%	115,464	24.594013	2,839,723	0.09%	-5.58%
2014	0.00%	127,249	26.048772	3,314,680	0.09%	7.05%
2013	0.00%	139,400	24.334010	3,392,161	0.85%	33.53%
2012	0.00%	145,267	18.223880	2,647,328	0.45%	18.63%
2011	0.00%	152,866	15.361578	2,348,263	0.48%	-12.79%
Variable Insurance Portfolios - Value (WRVP)
2015	0.00%	409,588	25.143017	10,298,278	0.78%	-3.91%
2014	0.00%	438,748	26.167363	11,480,878	1.08%	10.94%
2013	0.00%	465,254	23.586072	10,973,514	0.80%	35.34%
2012	0.00%	502,162	17.427856	8,751,607	1.30%	18.88%
2011	0.00%	530,298	14.659970	7,774,153	0.74%	-7.32%

2015	Contract owners equity:				$208,017,302
2014	Contract owners equity:				$220,217,380
2013	Contract owners equity:				$223,113,449
2012	Contract owners equity:				$182,146,241
2011	Contract owners equity:				$163,441,057
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.